OTHER (INCOME) EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
(Income) losses from associates and joint ventures	$ (8)	$ 412
Other investment income (losses)	2	(50)
Other (income) expense	$ (6)	$ 362